Retirement Plans, Expected Future Benefit Payments (Details) - Defined Benefit Pension Plans [Member] $ in Millions	Sep. 28, 2024 USD ($)
Expected Future Benefit Payments [Abstract]
2025	$ 57
2026	56
2027	55
2028	59
2029	62
2030-2034	312
North America [Member]
Expected Future Benefit Payments [Abstract]
2025	17
2026	16
2027	16
2028	17
2029	17
2030-2034	78
UK [Member]
Expected Future Benefit Payments [Abstract]
2025	31
2026	32
2027	33
2028	34
2029	34
2030-2034	184
Mainland Europe [Member]
Expected Future Benefit Payments [Abstract]
2025	9
2026	8
2027	6
2028	8
2029	11
2030-2034	$ 50